Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE EQUITY INCOME FUND, INC.
Entity Central Index Key	0000775688
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000005436
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Investor Class
Trading Symbol	PRFDX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Equity Income Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - Investor Class	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 17,614,305,000
Holdings Count | Holding	117
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$17,614,305
Number of Portfolio Holdings	117

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	12.0%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.6%
Health Care	16.4
Industrials & Business Services	12.4
Information Technology	10.2
Energy	9.0
Consumer Staples	8.6
Utilities	6.0
Communication Services	4.5
Real Estate	4.1
Other	7.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Elevance Health	2.7%
QUALCOMM	2.4
News	2.3
Wells Fargo	2.3
TotalEnergies	2.3
Southern	2.2
Chubb	2.0
American International Group	2.0
MetLife	1.9
General Electric	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005437
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Advisor Class
Trading Symbol	PAFDX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Equity Income Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - Advisor Class	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 17,614,305,000
Holdings Count | Holding	117
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$17,614,305
Number of Portfolio Holdings	117

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	12.0%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.6%
Health Care	16.4
Industrials & Business Services	12.4
Information Technology	10.2
Energy	9.0
Consumer Staples	8.6
Utilities	6.0
Communication Services	4.5
Real Estate	4.1
Other	7.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Elevance Health	2.7%
QUALCOMM	2.4
News	2.3
Wells Fargo	2.3
TotalEnergies	2.3
Southern	2.2
Chubb	2.0
American International Group	2.0
MetLife	1.9
General Electric	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005438
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	R Class
Trading Symbol	RRFDX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Equity Income Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - R Class	$63	1.22%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 17,614,305,000
Holdings Count | Holding	117
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$17,614,305
Number of Portfolio Holdings	117

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	12.0%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.6%
Health Care	16.4
Industrials & Business Services	12.4
Information Technology	10.2
Energy	9.0
Consumer Staples	8.6
Utilities	6.0
Communication Services	4.5
Real Estate	4.1
Other	7.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Elevance Health	2.7%
QUALCOMM	2.4
News	2.3
Wells Fargo	2.3
TotalEnergies	2.3
Southern	2.2
Chubb	2.0
American International Group	2.0
MetLife	1.9
General Electric	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166330
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	I Class
Trading Symbol	REIPX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Equity Income Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - I Class	$29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 17,614,305,000
Holdings Count | Holding	117
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$17,614,305
Number of Portfolio Holdings	117

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	12.0%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.6%
Health Care	16.4
Industrials & Business Services	12.4
Information Technology	10.2
Energy	9.0
Consumer Staples	8.6
Utilities	6.0
Communication Services	4.5
Real Estate	4.1
Other	7.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Elevance Health	2.7%
QUALCOMM	2.4
News	2.3
Wells Fargo	2.3
TotalEnergies	2.3
Southern	2.2
Chubb	2.0
American International Group	2.0
MetLife	1.9
General Electric	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225772
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Z Class
Trading Symbol	TRZQX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Equity Income Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 17,614,305,000
Holdings Count | Holding	117
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$17,614,305
Number of Portfolio Holdings	117

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	12.0%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.6%
Health Care	16.4
Industrials & Business Services	12.4
Information Technology	10.2
Energy	9.0
Consumer Staples	8.6
Utilities	6.0
Communication Services	4.5
Real Estate	4.1
Other	7.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Elevance Health	2.7%
QUALCOMM	2.4
News	2.3
Wells Fargo	2.3
TotalEnergies	2.3
Southern	2.2
Chubb	2.0
American International Group	2.0
MetLife	1.9
General Electric	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless